Subsequent events	11 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events	Subsequent Events
The outbreak of novel coronavirus (COVID-19) in early 2020 has affected business and economy activities around the world. The Company considers this outbreak to be a non-adjusting post balance sheet event as of December 31, 2019. Given the spread of the coronavirus, the range of potential outcomes for the global economy are difficult to predict at the current time. When it comes to our business, we are monitoring the COVID-19 outbreak developments closely. The Group follows guidance from the World Health Organization and the U.S. Centers for Disease Control and Prevention and abides by the requirements as activated by local governments.

From an employee well being and business continuity perspective, we are proactively monitoring this outbreak and are maintaining continuous dialogue with employees regarding its status. Periodic updates are being issued and guidance to all staff on preventative measures and on maintaining good physical and mental health is being provided.